Operating Lease Arrangements - Schedule of Future Minimum Lease Payments of Non - Cancellable Operating Lease Commitments (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 599,393	$ 1,187,473	$ 794,273
Not Later than One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	493,534	555,133	309,220
Later than One Year and not Later than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 105,859	$ 632,340	$ 485,053